Financial risk management - ECLs (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 6,107	€ 4,680
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	6,225	4,788
Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 118	€ 108
Grade 1 to 4, Low Risk
Disclosure of detailed information about financial instruments [line items]
Weighted-average loss rate	0.20%	0.20%
Trade receivables	€ 3,098	€ 1,684
Grade 1 to 4, Low Risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	3,103	1,686
Grade 1 to 4, Low Risk | Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 5	€ 2
Grade 5 to 7, Fair Risk
Disclosure of detailed information about financial instruments [line items]
Weighted-average loss rate	1.30%	1.30%
Trade receivables	€ 2,750	€ 2,180
Grade 5 to 7, Fair Risk | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	2,787	2,209
Grade 5 to 7, Fair Risk | Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 37	€ 29
Grade 8 to 9, Substandard
Disclosure of detailed information about financial instruments [line items]
Weighted-average loss rate	7.00%	7.00%
Trade receivables	€ 121	€ 815
Grade 8 to 9, Substandard | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	130	876
Grade 8 to 9, Substandard | Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 9	€ 61
Grade 10 Doubtful
Disclosure of detailed information about financial instruments [line items]
Weighted-average loss rate	25.00%	25.00%
Trade receivables	€ 138	€ 1
Grade 10 Doubtful | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	184	2
Grade 10 Doubtful | Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 46	€ 1
Grade 11 Loss
Disclosure of detailed information about financial instruments [line items]
Weighted-average loss rate	100.00%	100.00%
Grade 11 Loss | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 21	€ 15
Grade 11 Loss | Impairment loss allowance
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 21	€ 15